Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 36,904	$ 41,514
Accumulated amortization	27,618	29,730
Net book value	9,286	11,784
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	20,748	21,763
Accumulated amortization	11,823	11,513
Net book value	8,925	10,250
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	4,202	6,040
Accumulated amortization	3,894	5,613
Net book value	308	427
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	11,954	13,234
Accumulated amortization	11,901	12,283
Net book value	$ 53	951
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Cost		477
Accumulated amortization		321
Net book value		$ 156